Major Customer And Geographic Information (Schedule Of Long-Lived Assets By Geographic Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 2,922,359	$ 2,383,979	$ 2,402,472
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,745,952	1,642,801	1,621,653
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	977,179	536,164	501,985
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 199,228	$ 205,014	$ 278,834